Intangible Assets - Schedule of Intangible Assets and Accumulated Amortization (Details) (10K) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Net Asset Value	$ 68,286	$ 70,189
Predecessor [Member]
Net Asset Value			$ 25,862
Manufacturer Relationships [Member] | Successor [Member]
Gross Carrying Amount		33,400
Accumulated Amortization		2,015
Net Asset Value		31,385
Manufacturer Relationships [Member] | Predecessor [Member]
Gross Carrying Amount			11,100
Accumulated Amortization			3,238
Net Asset Value			7,862
Customer Relationships [Member] | Successor [Member]
Gross Carrying Amount		9,310
Accumulated Amortization		606
Net Asset Value		8,704
Customer Relationships [Member] | Predecessor [Member]
Gross Carrying Amount			1,300
Accumulated Amortization			1,300
Net Asset Value
Amortizable Intangible Assets [Member] | Successor [Member]
Gross Carrying Amount		42,710
Accumulated Amortization		2,621
Net Asset Value		40,089
Amortizable Intangible Assets [Member] | Predecessor [Member]
Gross Carrying Amount			12,400
Accumulated Amortization			4,538
Net Asset Value			7,862
Trade Names and Trademarks [Member] | Successor [Member]
Gross Carrying Amount		30,100
Accumulated Amortization
Net Asset Value		30,100
Trade Names and Trademarks [Member] | Predecessor [Member]
Gross Carrying Amount			18,000
Accumulated Amortization
Net Asset Value			18,000
Non-amortizable Intangible Assets [Member] | Successor [Member]
Gross Carrying Amount		72,810
Accumulated Amortization		2,621
Net Asset Value		$ 70,189
Non-amortizable Intangible Assets [Member] | Predecessor [Member]
Gross Carrying Amount			30,400
Accumulated Amortization			4,538
Net Asset Value			$ 25,862